Condensed Deutsche Bank AG (Parent Company Only) Financial Information - Condensed Statement of Comprehensive Income (Deutsche Bank Parent) (Detail) - Deutsche Bank AG - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Statement of Comprehensive Income (Deutsche Bank Parent) [Line Items]
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	€ 7,438	€ 5,644	€ 6,457
Other comprehensive income (loss), net of tax	(2,273)	197	(143)
Total comprehensive income (loss), net of tax	€ 5,165	€ 5,841	€ 6,314